Significant Contracts and Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Significant Contracts and Concentrations [Abstract]
Significant Contracts and Concentrations

4.Significant Contracts and Concentrations

Qurate Agreements

Under the Company’s agreements with Qurate Retail Group (“Qurate”), collectively referred to as the Qurate Agreements, Qurate is obligated to make payments to the Company on a quarterly basis, based primarily upon a percentage of net retail sales of certain specified branded merchandise. Net retail sales are defined as the aggregate amount of all revenue generated through the sale of the specified branded products by Qurate and its subsidiaries under the Qurate Agreements, net of customer returns, and excluding freight, shipping and handling charges, and sales, use, or other taxes. Net licensing revenue from the Qurate Agreements represents a significant portion of the Company’s total net revenue.

Net licensing revenue from the Qurate Agreements totaled $0.24 million and $0.26 million for the current quarter and prior year quarter, respectively, representing approximately 21% and 14% of the Company’s total net revenue for the current quarter and prior year quarter, respectively.

Net licensing revenue from the Qurate Agreements totaled $0.81 million and $3.27 million for the current nine months and prior year nine months, respectively, representing approximately 22% and 46% of the Company’s total net revenue for the current nine months and prior year nine months, respectively.

As of September 30, 2025 and December 31, 2024, the Company had receivables from Qurate of $0.25 million and $0.40 million, respectively, representing approximately 18% and 18% of the Company’s total net accounts receivable, respectively.

Halston Master License

On May 15, 2023, the Company, through its wholly owned subsidiaries, H Halston, LLC and H Heritage Licensing, LLC (collectively, the “Licensor”), entered into a master license agreement relating to the Halston brand (the “Halston Master License”) with G-III Apparel Group (“G-III”), an industry-leading wholesale apparel company, for men’s and women’s apparel, men’s and women’s fashion accessories, children’s apparel and accessories, home, airline amenity and amenity kits, and such other product categories as mutually agreed upon. The Halston Master License provided for an upfront cash payment and royalties payable to the Company, including certain guaranteed minimum royalties, includes annual minimum net sales requirements, and has a twenty-five-year term (consisting of an initial five-year period, followed by a twenty-year period), subject to G-III’s right to terminate with at least 120 days’ notice prior to the end of each five-year period during the term. G-III has an option to purchase the Halston brand for $5.0 million at the end of the twenty-five-year term, which right may be accelerated under certain conditions associated with an uncured material breach in accordance with the terms of the Halston Master License. The Licensor granted G-III a security interest in the Halston trademarks to secure the Licensor’s obligations under the Halston Master License, including to honor the obligations under the purchase option.

As a result of the upfront cash payment and guaranteed minimum royalties discussed above, the Company has recognized $2.89 million and $3.56 million of deferred revenue contract liabilities on its condensed consolidated balance sheets as of September 30, 2025 and December 31, 2024, respectively. As of December 31, 2024, approximately $0.89 million of the contract liability balance was classified as a current liability and approximately $2.67 million was classified as a long-term liability. As of September 30, 2025, approximately $0.89 million of the contract liability balance was classified as a current liability and approximately $2.00 million was classified as a long-term liability; the balance of the deferred revenue contract liabilities will be recognized ratably as revenue over the next 3.25 years.

Net licensing revenue recognized from the Halston Master License was $0.64 million for both the current quarter and prior year quarter, representing approximately 57% and 33% of the Company’s total net revenue for the current quarter and prior year quarter, respectively. Net licensing revenue recognized from the Halston Master License was $1.91 million and $1.93 million for the current nine months and prior year nine months, respectively, representing approximately 51% and 27% of the Company’s total net revenue for the current nine months and prior year nine months, respectively.

JTV / America’s Collectibles Network, Inc.

The Company has a license agreement with America’s Collectibles Network, Inc. (d/b/a JTV) (“JTV”) that obligates JTV to pay the Company royalties based on product sales of Judith Ripka brand merchandise. In addition, the Company has outstanding receivables from prior product sales of fine jewelry made to JTV. As of September 30, 2025 and December 31, 2024, the Company had receivables from JTV of $0.20 million and $1.06 million, respectively, representing approximately 14% and 47% of the Company’s total net accounts receivable, respectively.

5.Significant Contracts

Qurate Agreements

Through its wholly owned subsidiaries, the Company has entered into direct-to-retail license agreements with Qurate Retail Group (“Qurate”), collectively referred to as the Qurate Agreements (individually, each a “Qurate Agreement”), pursuant to which the Company designs, and Qurate sources and sells, various products under the C Wonder Brand, the CB Brand, the LB Brand, and the Longaberger Brand. The Company was also previously party to similar agreements with Qurate related to the IsaacMizrahiLIVE brand and the Judith Ripka brand, and the LOGO by Lori Goldstein brand. Qurate owns the rights to all designs produced under these agreements, and the agreements include the sale of products across various categories through Qurate’s television media (including QVC and HSN) and related internet sites.

Pursuant to these agreements, the Company has granted to Qurate and its affiliates the exclusive, worldwide right to promote the Company’s branded products, and the right to use and publish the related trademarks, service marks, copyrights, designs, logos, and other intellectual property rights owned, used, licensed and/or developed by the Company, for varying terms as set forth below. In connection with the Qurate Agreements and during the same periods, Qurate and its subsidiaries have the exclusive, worldwide right to use the names, likenesses, images, voices, and performances of the Company’s spokespersons to promote the respective products.

Agreement	Current Term Expiry	Automatic Renewal	Product Launch
C Wonder Qurate Agreement (HSN)	December 31, 2026	two-year period	March 2023
TowerHill by Christie Brinkley Qurate Agreement (HSN)	May 30, 2027	three-year period	May 2024
LB70 by Lloyd Boston Qurate Agreement (HSN)	December 31, 2025	two-year period	August 2024
Longaberger Qurate Agreement (QVC)	October 31, 2025	two-year period	November 2019

●	On June 30, 2024, in connection with the divestiture of the Lori Goldstein Brand (see Note 3), the agreement with Qurate related to the LOGO by Lori Goldstein brand was assigned to assumed by the counterparties to the divestiture transaction.
●	On August 30, 2022, Qurate and Xcel amended the licensing agreement for the Judith Ripka brand to terminate the license period effective December 31, 2021. Effective January 1, 2022, the agreement entered a sell-off period, under which Qurate was allowed to continue to license the Ripka Brand on a non-exclusive basis for as long as necessary to sell off any of its remaining inventory. The sell-off period ended in 2023.
●	On May 31, 2022, in connection with the sale of a majority interest in the Isaac Mizrahi Brand to WHP (see Note 3), the Qurate Agreement related to the IsaacMizrahiLIVE brand was assigned to IM Topco, LLC.

Under the Qurate Agreements, Qurate is obligated to make payments to the Company on a quarterly basis, based upon the net retail sales of the specified branded products. Net retail sales are defined as the aggregate amount of all revenue generated through the sale of the specified branded products by Qurate and its subsidiaries under the Qurate Agreements, net of customer returns, and excluding freight, shipping and handling charges, and sales, use, or other taxes.

The Qurate Agreements generally prohibit the Company from selling products under the specified respective brands to a direct competitor of Qurate without Qurate’s consent. Under certain of the Qurate Agreements, the Company may, with the permission of Qurate, sell the respective branded products via certain specified sales channels in exchange for making reverse royalty payments to Qurate based on the net retail sales of such products through such channels. However, the Company is generally restricted from selling products under the specified respective brands or trademarks to certain mass merchants.

Also, under certain of the Qurate Agreements, the Company may be required for a period of time to pay a royalty participation fee to Qurate on revenue earned from the sale, license, consignment, or any other form of distribution of any products, bearing, marketed in connection with, or otherwise associated with the specified trademarks and brands.

Net licensing revenue from Qurate totaled $3.7 million and $6.0 million for the Current Year and Prior Year, respectively, representing approximately 44% and 34% of the Company’s total net revenue, respectively. As of December 31, 2024 and 2023, the Company had receivables from Qurate of $0.40 million and $1.28 million, representing approximately 18% and 37% of the Company’s accounts receivable, respectively. The December 31, 2024 and 2023 Qurate receivables did not include any earned revenue accrued but not yet billed as of the respective balance sheet dates.

Halston Master License

On May 15, 2023, the Company, through its subsidiaries, H Halston, LLC and H Heritage Licensing, LLC (collectively, the “Licensor”), entered into a master license agreement relating to the Halston Brand (the “Halston Master License”) with G-III Apparel Group (“G-III”), an industry-leading wholesale apparel company, for men’s and women’s apparel, men’s and women’s fashion accessories, children’s apparel and accessories, home, airline amenity and amenity kits, and such other product categories as mutually agreed upon. The Halston Master License provided for an upfront cash payment and royalties payable to the Company, including certain guaranteed minimum royalties, includes significant annual minimum net sales requirements, and has a twenty-five-year term (consisting of an initial five-year period, followed by a twenty-year period), subject to G-III’s right to terminate with at least 120 days’ notice prior to the end of each five-year period during the term. G-III has an option to purchase the Halston Brand for $5.0 million at the end of the twenty-five-year term, which right may be accelerated under certain conditions associated with an uncured material breach of the Halston Master License in accordance with the terms of the Halston Master License. The Licensor granted G-III a security interest in the Halston trademarks to secure the Licensor’s obligations under the Halston Master License, including to honor the obligations under the purchase option.

As a result of the upfront cash payment and guaranteed minimum royalties discussed above, the Company has recognized $3.56 million and $4.44 million of deferred revenue contract liabilities on its consolidated balance sheet as of December 31, 2024 and 2023, respectively. As of December 31, 2023, approximately $0.89 million of the contract liability balance was classified as a current liability and approximately $3.55 million was classified as a long-term liability. As of December 31, 2024, approximately $0.89 million of the contract liability balance was classified as a current liability and approximately $2.67 million was classified as a long-term liability; the balance of the deferred revenue contract liabilities will be recognized ratably as revenue over the next 4.0 years.

Net licensing revenue recognized from the Halston Master License was $2.54 million and $1.60 million for the Current Year and Prior Year, respectively, representing approximately 31% and 9% of the Company’s total net revenue, respectively.

JTV / America’s Collectibles Network, Inc.

The Company has a license agreement with America’s Collectibles Network, Inc. (d/b/a JTV) (“JTV”) that obligates JTV to pay the Company royalties based on product sales of Judith Ripka Brand merchandise. In addition, the Company has outstanding receivables from prior product sales of fine jewelry made to JTV. As of December 31, 2024 and 2023, the Company had receivables from JTV of $1.06 million and $1.37 million, respectively, representing approximately 45% and 40% of the Company’s total net accounts receivable, respectively.